Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income/(expenses) (Tables) [Abstract]
Other operating income/(expenses)

17.   Other operating income/(expenses)

	R$ thousand
	Years ended December 31
	2018	2017	2016
Tax expenses	(6,096,899)	(5,960,618)	(6,331,651)
Legal provision	(1,836,429)	(1,238,057)	(2,927,734)
Variation in monetary liabilities	(147,642)	31,710	(699,719)
Income from sales of non-current assets, investments, and property and equipment, net	(614,895)	(412,957)	(467,042)
Other (1)	(5,514,729)	(2,553,435)	(3,578,016)
Total	(14,210,594)	(10,133,357)	(14,004,162)